Income Tax - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	$ 120,283	$ 85,500	$ 31,418
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(6,014)	(4,275)	(4,718)
Tax effect of non-taxable income	555	3,369	8,489
Tax effect on income tax refund on dividends			(2,197)
Effect from entities taxes in different rates	(5,440)	(3,127)	(4,254)
Other permanent differences	(687)	(3,614)	(551)
Income Tax expense	$ (11,586)	$ (7,647)	$ (3,231)